Securities (Amortized Cost And Fair Value Of Available-For-Sale Securities Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 8,139	$ 10,207
Gross Unrealized Gains	36	6
Gross Unrealized Losses	1	99
Fair Value	8,174	10,114
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,986	9,978
Gross Unrealized Gains	32	2
Gross Unrealized Losses	1	99
Fair Value	8,017	9,881
Mortgage-Backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	126	167
Gross Unrealized Gains	4	3
Gross Unrealized Losses
Fair Value	130	170
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27	62
Gross Unrealized Gains		1
Gross Unrealized Losses
Fair Value	$ 27	$ 63